Summary of significant accounting policies - Summary of Intangible Assets with Indefinite Useful Life (Detail)	12 Months Ended
Dec. 31, 2022
Computer software [member]
Disclosure of intangible assets with indefinite useful life [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years